Summary of Significant Accounting Policies - Summary of Consolidated Structured Entities (Detail)	12 Months Ended
Dec. 31, 2017
E and P [member] | United States [Member] | Charter Development LLC CDC [Member]
Disclosure of information about consolidated structured entities [line items]
Description of segment information	Charter Development LLC - CDC
RT and M [Member] | Brazil [member] | Companhia De Desenvolvimento E Modernizacao D Plant Industriais CDMPI [Member]
Disclosure of information about consolidated structured entities [line items]
Description of segment information	Companhia de Desenvolvimento e Modernização de Plantas Industriais - CDMPI
Corporate [member] | Brazil [member] | Fundo De Investimento Em Direitos Creditorios Nao Padronizados Do Sistema Petrobras [Member]
Disclosure of information about consolidated structured entities [line items]
Description of segment information	Fundo de Investimento em Direitos Creditórios Não-padronizados do Sistema Petrobras